UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER REPORT

PURSUANT TO SECTION 15G OF THE

SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☑	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period January 1, 2017 to December 31, 2017

Date of Report (Date of earliest event reported): January 24, 2018

Montana Higher Education

Student Assistance Corporation

(Exact name of securitizer as specified in its charter)

025-00768	0001544049
(Commission File Number of securitizer)	(Central Index Key Number of securitizer)

James A. Stipcich, Chief Executive Officer, (406) 495-7300

(Name and telephone number, including area code,

of the person to contact in connection with this filing)

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1)   ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i)   ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii)   ☑

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

MONTANA HIGHER EDUCATION STUDENT ASSISTANCE CORPORATION
(Securitizer)

By:	/s/ James A. Stipcich
	Name:	James A. Stipcich
	Title:	Chief Executive Officer

Date January 24, 2018